Note 12 - Long-term Debt and Financing (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands								3 Months Ended		12 Months Ended
		Jul. 29, 2019 USD ($)	Jul. 02, 2019 CAD ($)	Sep. 12, 2018 $ / shares shares	Apr. 18, 2018 CAD ($)	Feb. 22, 2018 CAD ($) $ / shares	Oct. 05, 2016 CAD ($) $ / shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Jul. 29, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)		Mar. 31, 2019 CAD ($)		Oct. 01, 2018	Sep. 12, 2018 USD ($) shares	Jan. 29, 2014 $ / shares	Jan. 29, 2014 USD ($) $ / shares
Statement Line Items [Line Items]
Total borrowings													$ 774,885,000		$ 725,372,000
Proceeds from borrowings, classified as financing activities								$ (1,468,000)
Equity at end of period									187,010,000				(381,222,000)		(89,014,000)
Increase (decrease) through conversion of convertible instruments, equity								(272,421,000)	(66,371,000)
Non-current derivative financial liabilities													107,887,000		63,658,000
Collateral management costs								1,200,000
Supplier term extension charge								1,200,000
Accretion costs relating to acquisitions								$ 500,000
Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period									$ 13,029,000	$ 13,029,000			13,029,000		13,029,000
Warrants issued in connection to senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Class of warrant or right, issued during period | shares				7,500,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 8.56
Class of warrant or right, number of securities called by each warrant or right | shares																		1
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, additional term					2
Borrowings facility, maximum borrowing capacity					$ 352,500,000								$ 342,500,000
Borrowings, debt accordion					$ 370,000,000
Borrowings, interest rate												3.75%	3.75%
Total borrowings													$ 255,732,000		201,577,000	[1]
Borrowings, letters of credit													73,000,000		94,000,000
Borrowings, remaining borrowing capacity													$ 13,500,000
Credit facility [member] | Draw from credit facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities			$ 17,500,000
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis												3.75%	3.75%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis												2.75%	2.75%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate												3.95%	3.95%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate												5.50%	5.50%
HTC loan [member]
Statement Line Items [Line Items]
Total borrowings	[2]												$ 15,933,000		$ 17,577,000
HTC loan [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Borrowings, interest rate																	8.99%
HTC loan [member] | Filter Group Inc [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, term																	3
HTC loan [member] | Filter Group Inc [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, term																	5
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate												8.75%	8.75%		8.75%			8.75%
Total borrowings												$ 193,000	$ 236,172,000	[3]	$ 240,094,000	[3]
Notional amount																		$ 250,000
Senior unsecured 8.75% term loan, tranche one [member]
Statement Line Items [Line Items]
Total borrowings																		50,000
Senior unsecured 8.75% term loan, tranche two [member]
Statement Line Items [Line Items]
Total borrowings																		150,000
Senior unsecured 8.75% term loan, tranche two [member] | Draw from term loan facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		$ 7,000
Senior unsecured 8.75% term loan, tranche three [member]
Statement Line Items [Line Items]
Total borrowings																		$ 50,000
Senior unsecured 8.75% term loan, tranche three [member] | Draw from term loan facility [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		7,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate						6.75%			6.75%			6.75%	6.75%		6.75%
Total borrowings	[4]												$ 88,169,000		$ 87,520,000
Notional amount						$ 100,000,000			$ 100,000,000				$ 100,000,000		$ 100,000,000
Borrowings, amount of principal for each conversion						$ 1,000
Borrowings, convertible, conversion ratio						112.3596
Borrowings, convertible, conversion price | $ / shares						$ 8.90
Borrowings, convertible, threshold consecutive trading days						20 days
Borrowings, threshold trading days						5 days
Borrowings, convertible, threshold percentage of conversion price						125.00%
Borrowings, effective interest rate						10.70%
Increase (decrease) through conversion of convertible instruments, equity										0
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period						$ 9,700,000
Deferred tax liabilities						$ 2,600,000
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption						30 days
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption						60 days
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate							6.75%		6.75%			6.75%	6.75%		6.75%
Total borrowings	[5]												$ 151,675,000		$ 150,945,000
Notional amount							$ 160,000,000		$ 160,000,000				$ 160,000,000		$ 160,000,000
Borrowings, amount of principal for each conversion							$ 1,000
Borrowings, convertible, conversion ratio							107.5269
Borrowings, convertible, conversion price | $ / shares							$ 9.30
Borrowings, convertible, threshold consecutive trading days							20 days
Borrowings, threshold trading days							5 days
Borrowings, convertible, threshold percentage of conversion price							125.00%
Borrowings, effective interest rate							9.10%
Increase (decrease) through conversion of convertible instruments, equity										$ 0
Senior subordinated 6.75% convertible debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period							$ 8,000,000
Deferred tax liabilities							$ 2,100,000
Senior subordinated 6.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption							30 days
Senior subordinated 6.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption							60 days
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate									6.50%			6.50%	6.50%							6.50%
Notional amount																				$ 150,000
Borrowings, convertible, conversion price | (per share)																			$ 10.2819	$ 9.3762
Borrowings, effective interest rate																				8.80%
Non-current derivative financial liabilities																				$ 8,517
European-focused senior convertible unsecured 6.5% convertible bonds [member] | Redemption of convertible bonds [member]
Statement Line Items [Line Items]
Total borrowings											$ 9,200,000
Increase (decrease) through conversion of convertible instruments, equity		$ 13,200

[1]	As at April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce, National Bank of Canada, HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy’s credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. A certain principal amount outstanding under the credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with bankers' acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of bankers' acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2019, the Canadian prime rate was 3.95% and the U.S. prime rate was 5.5%. As at June 30, 2019, $328.9 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2019, amounted to $73 million ( March 31, 2019 - $94 million). As at June 30, 2019, Just Energy has $13.5 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at June 30, 2019, the Company was compliant with all of these covenants. The renewal on the facility agreement included an extension for an additional two years to September 1, 2020. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. On July 2, 2019, the Company withdrew $17.5 million on the addition on the credit facility.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the “8.75% loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As at June 30, 2019, US$193.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. These draws were secured by a personal guarantee from a director of the Company.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at June 30, 2019.
[5]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at June 30, 2019.